Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Summary of Recognized Liabilities Carried at Fair Value on Recurring Basis

The following table provides a summary of the recognized liabilities carried at fair value on a recurring basis:

	Balance as of December 31, 2014
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability (note 10)	$—	—	809,974

	Balance as of December 31, 2015
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability (note 10)	$—	—	709,504

	Balance as of September 30, 2016
	(unaudited)
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability (note 10)	$—	—	—

Rollforward of Level 3 Fair Value Measurements

The following table provides a rollforward of the Company’s Level 3 fair value measurements during the years ended December 31, 2014 and December 31, 2015 and the nine months ended September 30, 2016 (unaudited), which consist of the Company’s warrant liability:

Balance at December 31, 2013	$3,596,537
Change in fair value of warrant liability	(2,747,570)
Exercise and expiration of warrants	(38,993)

Balance at December 31, 2014	809,974
Change in fair value of warrant liability	(85,325)
Exercise and expiration of warrants	(15,145)

Balance at December 31, 2015	709,504
Change in fair value of warrant liability (unaudited)	(460,289)
Conversion of warrants (unaudited)	(249,215)

Balance at September 30, 2016 (unaudited)	$—

Summary of Computation of Net Income or Loss Per Share

The following table presents the computation of net income or loss per share:

	Years Ended December 31,		Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2015	2015	2016	2015	2016
			(unaudited)		(unaudited)
Numerator:
Net income (loss)	$3,588,300	$(270,342)	$669	$1,183,044	$(228,183)	$2,633,405
Accretion of dividends on preferred stock	(2,431,836)	(2,444,954)	(617,493)	(322,170)	(1,827,461)	(1,537,021)

Net income (loss) attributable to common stockholders -basic	$1,156,464	$(2,715,296)	$(616,824)	$860,874	$(2,055,644)	$1,096,384
Accretion of dividends on preferred stock	—	—	—	186,868	—	125,205
Adjustment for change in fair value of warrant liability	(2,747,570)	(85,325)	(78,833)	—	(336,971)	(460,289)

Net income (loss) attributable to common stockholders -diluted	$(1,591,106)	$(2,800,621)	$(695,657)	$1,047,742	$(2,392,615)	$761,300

Denominator:
Weighted average common shares outstanding
Basic	555,805	651,593	662,415	4,133,020	646,877	1,849,647
Diluted	555,805	651,593	662,415	6,689,332	646,877	3,103,784
Net income (loss) per share:
Basic	$2.08	$(4.17)	$(0.93)	$0.21	$(3.18)	$0.59
Diluted	$(2.86)	$(4.30)	$(1.05)	$0.16	$(3.70)	$0.25

Summary of Potentially Dilutive Securities

Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	Years Ended December 31,		Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2015	2015	2016	2015	2016
			(unaudited)		(unaudited)
Preferred redeemable convertible stock, including accumulated dividends	4,653,197	4,891,205	4,836,572	788,074	4,781,940	3,253,254
Employee stock options	504,550	756,692	1,107,929	—	1,107,929	—
Warrants outstanding	—	—	—	51,003	—	51,003
Series G preferred stock warrants outstanding	809,972	788,338	788,338	—	788,338	—

Total	5,967,719	6,436,235	6,732,839	839,077	6,678,207	3,304,257